CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2017	Dec. 31, 2016
CURRENT ASSETS:
Cash	$ 3,220,781	$ 11,875,893
Restricted Cash	55,322
Contracts receivable, net	16,904,972	12,928,033
Accounts receivable, net	1,419,305	187,852
Notes receivable	689,171	277,745
Retainage receivables, net	2,564,404	2,425,500
Inventories	1,582,501	2,249,623
Prepayments and advances to suppliers, net	11,904,107	4,537,823
Other receivables, net	240,284	96,602
TOTAL CURRENT ASSETS	38,580,847	34,579,071
Property and equipment at cost, net of accumulated depreciation	14,588,262	11,186,013
Land use right, net of accumulated amortization	1,086,148	1,071,310
Deposits for rent	46,101
Deferred tax assets	247,324	242,963
TOTAL ASSETS	54,548,682	47,079,357
CURRENT LIABILITIES:
Short-term loans	457,940	287,986
Notes Payable	55,322
Accounts payable	1,276,784	1,185,215
Accrued expenses and other current liabilities	1,327,513	1,009,878
Other loan payable - current	179,182
Advances from customers	2,825,215	3,060,962
Deferred revenue		1,042,511
Taxes payable	7,067,593	8,744,563
Due to related parties		68,397
TOTAL CURRENT LIABILITIES	13,189,549	15,399,512
Other loan payable - long-term	411,683
Long-term loans	414,912	532,775
TOTAL LIABILITIES	14,016,144	15,932,287
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' EQUITY:
Common stock, $0.001 par value, 50,000,000 shares authorized, 14,695,347 shares issued and outstanding as of December 31, 2017 and 2016, respectively	14,695	14,695
Additional paid-in capital	10,237,965	10,237,965
Retained earnings	29,877,491	22,741,104
Accumulated other comprehensive income (loss)	402,387	(1,846,694)
TOTAL SHAREHOLDERS' EQUITY	40,532,538	31,147,070
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 54,548,682	$ 47,079,357